20. Commitments and contingencies (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Commitments And Contingencies Details Narrative
Rental expenses	$ 291	$ 356	$ 384
Future minimum rental payments	262
Future minimum rental payments due in 2013	232
Future minimum rental payments due 2014 to 2016	30
Banking facilities
Amount available for draw in overdraft, import and export credits and foreign exchange contracts	1,538	1,154	2,564
Amount of banking facilities utilized for issuance of bank guarantees				285	474	188